Related-party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related-party transactions	33 Related-party transactions
Information about material related-party transactions of the Rio Tinto Group is set out below.
Subsidiary companies and joint operations
Details of investments in principal subsidiary companies are disclosed in note 30. Information relating to joint operations can be found in note 31.
Equity accounted units
Transactions and balances with equity accounted units are summarised below. Purchases, trade and other receivables, and trade and other payables, relate largely to amounts charged by equity accounted units for toll processing of alumina and purchasing of bauxite and aluminium. Sales relate largely to sales of alumina to equity accounted units for smelting into aluminium.

	2023 US$m	2022 US$m	2021 US$m
Income statement items
Purchases from equity accounted units	(1,163)	(1,429)	(1,167)
Sales to equity accounted units	349	563	432

Cash flow statement items
Dividends from equity accounted units	610	879	1,431
Net (funding of)/receipts from equity accounted units	(144)	(75)	6

Balance sheet items
Investments in equity accounted units(a)	4,407	3,298	3,504
Loans related to equity accounted units(b)	100	—	—
Trade and other receivables: amounts due from equity accounted units(c)	189	297	251
Trade and other payables: amounts due to equity accounted units	(206)	(294)	(253)
(a)Investments in equity accounted units include quasi-equity loans. Further information about investments in equity accounted units is set out in note 32.
(b)Includes initial funding for Simandou infrastructure, classified as “Other investments, including loans” pending finalisation of the project shareholder agreements.
(c)This includes prepayments of tolling charges.
Pension funds
Information relating to pension fund arrangements is set out in note 28.
Directors and key management
Details of Directors’ and key management’s remuneration are set out in note 29.